Cover	May 11, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2022
Entity File Number	001-39672
Entity Registrant Name	DUDDELL STREET ACQUISITION CORP.
Entity Central Index Key	0001823466
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8/F Printing House
Entity Address, Address Line Two	6 Duddell Street
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	3468 6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	DSAC
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable for One Class A Ordinary Share at an Exercise Price of Dollar 11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	DSACW
Security Exchange Name	NASDAQ
Units Each Consisting of One Class A Ordinary Share and OneHalf of One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	DSACU
Security Exchange Name	NASDAQ